Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2023
Financial Risk Management [Abstract]
Schedule of Trade and Other Receivables	The following table sets forth details of the age of trade and other receivables:
As at	June 30, 2023	June 30, 2022
To due become
Up to 3 months	$450,728	$—

Schedule of Contractual Maturity Date	The table below analyzes the Company’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date.
	Maturity date				Without any established term		Total
	Within 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	More than 5 years
June 30, 2023
Trade Payables	7,479,614	—	—	—		—	7,479,614
Other liabilities	1,776,438	180,197	—	—			1,956,635
Financial debts	2,578,100	72,831	108,638	—		—	2,759,569
Subtotal	$11,834,152	$253,028	$108,638	$—		$—	$12,195,818

Warrant	887,689	—	—	—		—	887,689
Subtotal	$887,689	$—	$—	$—		$—	$887,689
Total	$12,721,841	$253,028	$108,638	$—		$—	$13,083,507

June 30, 2022
Trade Payables	1,226,213	—	—	—		—	1,226,213
Other liabilities	1,171	—	—	—		—	1,171
Simply Agreement for Future Equity (“SAFE”)	2,860,000	—	—	—		—	2,860,000
Subtotal	$4,087,384	$—	$—	$—		$—	$4,087,384
Total	$4,087,384	$—	$—	$—	$		$4,087,384

Schedule of Foreign Currency Exchange Risk	The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:
	Assets		Liabilities
Currency	2023	2022	2023	2022
Argentine pesos	765,690	—	50,073	—
U.S. Dollar	368,186	—	2,227,751	—
Pound sterling	22,062	8,025	—	—
	(+10%) Impact to profit or loss before tax		(-10%) Impact to profit or loss before tax
	Assets		Liabilities
Currency	2023	2022	2023	2022
Argentine pesos	76,569	—	(5,007)	—
U.S. Dollar	36,819	—	(222,775)	—
Pound sterling	2,206	803	—	—

Schedule of Fair Value and Carrying Value of Financial Instruments	Fair value and carrying value of financial instruments:
Recurring measurements	Note	As of June 30, 2023	As of June 30, 2022
Financial Assets
Amortized costs
Cash and cash equivalents	(i)	2,064,079	1,081,808
Trade and other receivables	(i)	10,454,301	2,061

Fair value through profit or loss
Cash and cash equivalents	(ii)	463,594	—
Short-term investments	(ii)	306,034	—
Total financial assets		$13,288,008	$1,083,869

Financial Liabilities
Amortized costs
Trade and other payables	(i)	9,340,571	1,227,384
Financial debt	(i)	2,645,289	—
Fair value through profit or loss
Simply Agreement for Future Equity (“SAFE”)		—	2,860,000
Warrant liabilities	(ii)	887,689	—
Total financial liabilities		$12,873,549	$4,087,384
Net financial asset /(liability)		$414,459	$(3,003,515)

(i)      Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, and loans payable are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.

Schedule of Fixed-Rate Instruments	The Group has not entered into derivative contracts to hedge this exposure.
Fixed-rate instruments	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021
Current financial liabilities	(2,546,243)	—	—
Non-current financial liabilities	(99,046)	—	—